Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Select Total Return Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSPZX
MassMutual Select Total Return Bond Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSPSX
MassMutual Select Total Return Bond Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSPHX
MassMutual Select Total Return Bond Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSPLX
MassMutual Select Total Return Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPTRX
MassMutual Select Total Return Bond Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSPGX
MassMutual Select Total Return Bond Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSPNX
MassMutual Select Strategic Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSBZX
MassMutual Select Strategic Bond Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBSSX
MassMutual Select Strategic Bond Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBSYX
MassMutual Select Strategic Bond Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSBLX
MassMutual Select Strategic Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSBAX
MassMutual Select Strategic Bond Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSBRX
MassMutual Select Strategic Bond Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSBNX
MassMutual Select BlackRock Global Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGJIX
MassMutual Select BlackRock Global Allocation Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGSSX
MassMutual Select BlackRock Global Allocation Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGSYX
MassMutual Select BlackRock Global Allocation Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGSLX
MassMutual Select BlackRock Global Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGJAX
MassMutual Select BlackRock Global Allocation Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGJFX
MassMutual Select BlackRock Global Allocation Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGJRX
MassMutual Select Diversified Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDDIX
MassMutual Select Diversified Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDVSX
MassMutual Select Diversified Value Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDVYX
MassMutual Select Diversified Value Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDDLX
MassMutual Select Diversified Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDDAX
MassMutual Select Diversified Value Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDDRX
MassMutual Select Diversified Value Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDVNX
MassMutual Select Fundamental Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUZX
MassMutual Select Fundamental Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MVUSX
MassMutual Select Fundamental Value Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUYX
MassMutual Select Fundamental Value Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFULX
MassMutual Select Fundamental Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUAX
MassMutual Select Fundamental Value Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUFX
MassMutual Select Fundamental Value Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUNX
MM S&P 500® Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMIZX
MM S&P 500® Index Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIEZX
MM S&P 500® Index Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMIEX
MM S&P 500® Index Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIEYX
MM S&P 500® Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFFX
MM S&P 500® Index Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIEAX
MM S&P 500® Index Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMINX
MassMutual Select Equity Opportunities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFVZX
MassMutual Select Equity Opportunities Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFVSX
MassMutual Select Equity Opportunities Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFYX
MassMutual Select Equity Opportunities Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFVX
MassMutual Select Equity Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFVAX
MassMutual Select Equity Opportunities Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFVFX
MassMutual Select Equity Opportunities Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFVNX
MassMutual Select Fundamental Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTZX
MassMutual Select Fundamental Growth Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTCX
MassMutual Select Fundamental Growth Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTYX
MassMutual Select Fundamental Growth Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTLX
MassMutual Select Fundamental Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTAX
MassMutual Select Fundamental Growth Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFGFX
MassMutual Select Fundamental Growth Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOTNX
MassMutual Select Blue Chip Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBCZX
MassMutual Select Blue Chip Growth Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBCSX
MassMutual Select Blue Chip Growth Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBCYX
MassMutual Select Blue Chip Growth Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBCLX
MassMutual Select Blue Chip Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBCGX
MassMutual Select Blue Chip Growth Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBGFX
MassMutual Select Blue Chip Growth Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBCNX
MassMutual Select Growth Opportunities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMAZX
MassMutual Select Growth Opportunities Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGRSX
MassMutual Select Growth Opportunities Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAGYX
MassMutual Select Growth Opportunities Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAGLX
MassMutual Select Growth Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMAAX
MassMutual Select Growth Opportunities Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMGFX
MassMutual Select Growth Opportunities Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMANX
MassMutual Select Mid-Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLUZX
MassMutual Select Mid-Cap Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLUSX
MassMutual Select Mid-Cap Value Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLUYX
MassMutual Select Mid-Cap Value Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLULX
MassMutual Select Mid-Cap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLUAX
MassMutual Select Mid-Cap Value Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLUFX
MassMutual Select Mid-Cap Value Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLUNX
MassMutual Select Small Cap Value Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQIX
MassMutual Select Small Cap Value Equity Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQSX
MassMutual Select Small Cap Value Equity Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQYX
MassMutual Select Small Cap Value Equity Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQLX
MassMutual Select Small Cap Value Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQAX
MassMutual Select Small Cap Value Equity Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQFX
MassMutual Select Small Cap Value Equity Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMQTX
MassMutual Select Small Company Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSVZX
MassMutual Select Small Company Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSVSX
MassMutual Select Small Company Value Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMVYX
MassMutual Select Small Company Value Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMYLX
MassMutual Select Small Company Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMYAX
MassMutual Select Small Company Value Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMVFX
MassMutual Select Small Company Value Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSVNX
MM S&P® Mid Cap Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKZX
MM S&P® Mid Cap Index Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKIX
MM S&P® Mid Cap Index Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKSX
MM S&P® Mid Cap Index Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKYX
MM S&P® Mid Cap Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKAX
MM S&P® Mid Cap Index Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKFX
MM S&P® Mid Cap Index Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDKTX
MM Russell 2000® Small Cap Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJZX
MM Russell 2000® Small Cap Index Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJIX
MM Russell 2000® Small Cap Index Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJSX
MM Russell 2000® Small Cap Index Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJYX
MM Russell 2000® Small Cap Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJAX
MM Russell 2000® Small Cap Index Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJFX
MM Russell 2000® Small Cap Index Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCJTX
MassMutual Select Mid Cap Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEFZX
MassMutual Select Mid Cap Growth Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGRFX
MassMutual Select Mid Cap Growth Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEFYX
MassMutual Select Mid Cap Growth Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMELX
MassMutual Select Mid Cap Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEFAX
MassMutual Select Mid Cap Growth Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEFFX
MassMutual Select Mid Cap Growth Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEFNX
MassMutual Select Small Cap Growth Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSGZX
MassMutual Select Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSGSX
MassMutual Select Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSCYX
MassMutual Select Small Cap Growth Equity Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSGLX
MassMutual Select Small Cap Growth Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMGEX
MassMutual Select Small Cap Growth Equity Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSERX
MassMutual Select Small Cap Growth Equity Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSGNX
MM MSCI EAFE® International Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRZX
MM MSCI EAFE® International Index Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRIX
MM MSCI EAFE® International Index Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRSX
MM MSCI EAFE® International Index Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRYX
MM MSCI EAFE® International Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRAX
MM MSCI EAFE® International Index Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRFX
MM MSCI EAFE® International Index Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKRTX
MassMutual Select Overseas Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSZX
MassMutual Select Overseas Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSSX
MassMutual Select Overseas Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSYX
MassMutual Select Overseas Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSLX
MassMutual Select Overseas Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSAX
MassMutual Select Overseas Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSFX
MassMutual Select Overseas Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOSNX
MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMIUX
MassMutual RetireSMARTSM Conservative Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRCUX
MassMutual RetireSMARTSM Conservative Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRCSX
MassMutual RetireSMARTSM Conservative Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRCYX
MassMutual RetireSMARTSM Conservative Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRCLX
MassMutual RetireSMARTSM Conservative Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCTAX
MassMutual RetireSMARTSM Conservative Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRCZX
MassMutual RetireSMARTSM Conservative Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRCVX
MassMutual RetireSMARTSM Moderate Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRMUX
MassMutual RetireSMARTSM Moderate Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MROSX
MassMutual RetireSMARTSM Moderate Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRMYX
MassMutual RetireSMARTSM Moderate Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRMLX
MassMutual RetireSMARTSM Moderate Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRMAX
MassMutual RetireSMARTSM Moderate Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRMZX
MassMutual RetireSMARTSM Moderate Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRMTX
MassMutual RetireSMARTSM Moderate Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MROUX
MassMutual RetireSMARTSM Moderate Growth Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRSSX
MassMutual RetireSMARTSM Moderate Growth Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MROYX
MassMutual RetireSMARTSM Moderate Growth Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRSLX
MassMutual RetireSMARTSM Moderate Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOGAX
MassMutual RetireSMARTSM Moderate Growth Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MROZX
MassMutual RetireSMARTSM Moderate Growth Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MROTX
MassMutual RetireSMARTSM Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRGUX
MassMutual RetireSMARTSM Growth Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRRSX
MassMutual RetireSMARTSM Growth Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRGYX
MassMutual RetireSMARTSM Growth Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRGLX
MassMutual RetireSMARTSM Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRRAX
MassMutual RetireSMARTSM Growth Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRGZX
MassMutual RetireSMARTSM Growth Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRGVX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDRVX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDRTX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDRSX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDRYX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRDAX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDRZX
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDRNX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTDX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTBX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTSX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTYX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTAX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTHX
MassMutual RetireSMARTSM by JPMorgan 2020 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRTNX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMNUX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMNTX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMISX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Administrative class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMIYX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSDX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMNZX
MassMutual RetireSMARTSM by JPMorgan 2025 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMNRX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYUX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYTX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYSX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYYX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYAX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYZX
MassMutual RetireSMARTSM by JPMorgan 2030 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRYNX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXUX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXTX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXSX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXYX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXAX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXZX
MassMutual RetireSMARTSM by JPMorgan 2035 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXNX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFUX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFTX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFRSX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFYX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFAX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFZX
MassMutual RetireSMARTSM by JPMorgan 2040 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFRNX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKUX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKTX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKSX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKYX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKAX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKZX
MassMutual RetireSMARTSM by JPMorgan 2045 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMKNX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMRUX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMRTX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTSX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMRYX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMARX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMRZX
MassMutual RetireSMARTSM by JPMorgan 2050 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMRNX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWZX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWUX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWSX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWYX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWAX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWEX
MassMutual RetireSMARTSM by JPMorgan 2055 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWTX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWIX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWHX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWGX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWFX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWDX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWCX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMWBX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBVX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBWX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBYX
MassMutual Select T. Rowe Price Retirement Balanced Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBZX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFBX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFDX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFEX
MassMutual Select T. Rowe Price Retirement 2005 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFGX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXBX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXCX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXDX
MassMutual Select T. Rowe Price Retirement 2010 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMXEX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFHX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFJX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFKX
MassMutual Select T. Rowe Price Retirement 2015 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFLX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTWX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTTX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTUX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTVX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTFX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTGX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTHX
MassMutual Select T. Rowe Price Retirement 2025 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTIX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTRX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTOX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTPX
MassMutual Select T. Rowe Price Retirement 2030 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTQX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTJX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTKX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTLX
MassMutual Select T. Rowe Price Retirement 2035 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMTMX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFOX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFPX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFQX
MassMutual Select T. Rowe Price Retirement 2040 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFRX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFTX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFUX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFWX
MassMutual Select T. Rowe Price Retirement 2045 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMFZX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDDX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDFX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDGX
MassMutual Select T. Rowe Price Retirement 2050 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDHX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDJX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDKX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDMX
MassMutual Select T. Rowe Price Retirement 2055 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDOX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSKX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSOX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSGX
MassMutual Select T. Rowe Price Retirement 2060 Fund | Class M3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSVX
MM Select Equity Asset Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSEJX
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBEX
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMEMX
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMLRX
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMLDX
MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMRFX
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBUX
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMUTX